Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Receivables for technical service fees from borrowers and financial partners	¥ 10,193		¥ 12,998
Receivables for marketplace service fees from asset management companies	262		1,394
Receivables for marketplace service fees from insurance companies and others	1,815		11,342
Total accounts receivable	12,270		25,734
Allowance for credit losses	(10,701)		(7,107)	¥ (4,396)	¥ (369)
Accounts receivable, net	¥ 1,569	$ 222	¥ 18,627